Selected Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2010
Selected Quarterly Results (Unaudited) [Abstract]
Selected Quarterly Results (Unaudited)
40.	Selected Quarterly Results (Unaudited)

The following tables summarize the quarterly results of operations for the years ended December 31, 2010 and 2009 (in thousands except for per share data):

2010	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
	(As Adjusted)	(As Adjusted)	(As Adjusted)	(As Adjusted)	(As Adjusted)

Revenues	$152,420	185,600	177,187	153,770	668,977
Costs and expenses	183,423	221,161	204,053	225,159	833,796

	(31,003)	(35,561)	(26,866)	(71,389)	(164,819)
(Loss) gain on settlement of investment in subsidiary	—	(1,135)	—	158	(977)
Gain on extinguishment of debt	—	—	—	13,049	13,049
Equity in earnings (loss) from unconsolidated affiliates	193	276	317	(1,637)	(851)
Other income	438	1,199	498	556	2,691

Loss from continuing operations before income taxes	(30,372)	(35,221)	(26,051)	(59,263)	(150,907)
Less: (Benefit) provision for income taxes	(863)	4,541	2,218	3,319	9,215

Loss from continuing operations	(29,509)	(39,762)	(28,269)	(62,582)	(160,122)
Loss from discontinued operations, net of income tax	(3,591)	(1,035)	(8,643)	(6,796)	(20,065)

Net loss	(33,100)	(40,797)	(36,912)	(69,378)	(180,187)
Less: Net loss attributable to noncontrolling interests	(13,320)	(25,219)	(12,091)	(25,709)	(76,339)

Net loss attributable to BFC	(19,780)	(15,578)	(24,821)	(43,669)	(103,848)
Preferred Stock dividends	(188)	(187)	(188)	(187)	(750)

Net loss allocable to common stock	$(19,968)	(15,765)	(25,009)	(43,856)	(104,598)

Basic (Loss) Earnings per Common Share
Loss per share from continuing operations	$(0.24)	(0.22)	(0.27)	(0.54)	(1.27)
Earnings per share from discontinued operations	(0.02)	0.01	(0.06)	(0.04)	(0.12)

Net loss per common share	$(0.26)	(0.21)	(0.33)	(0.58)	(1.39)

Diluted (Loss) Earnings per Common Share
Loss per share from continuing operations	$(0.24)	(0.22)	(0.27)	(0.54)	(1.27)
Earnings per share from discontinued operations	(0.02)	0.01	(0.06)	(0.04)	(0.12)

Net loss per common share	$(0.26)	(0.21)	(0.33)	(0.58)	(1.39)

Basic weighted average number of common shares outstanding	75,376	75,379	75,381	75,381	75,379

Diluted weighted average number of common and common equivalent shares outstanding	75,376	75,379	75,381	75,381	75,379

2009	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
				(As Adjusted)	(As Adjusted)
Revenues	$98,027	91,492	90,590	124,525	404,634
Costs and expenses	155,504	142,690	189,128	285,709	773,031

	(57,477)	(51,198)	(98,538)	(161,184)	(368,397)
Gain on bargain purchase of Bluegreen	—	—	—	182,849	182,849
Gain on settlement of investment subsidiary	40,369	—	—	(10,690)	29,679
Equity in earnings (loss) from unconsolidated affiliates	6,495	10,755	12,213	3,918	33,381
Impairment of unconsolidated affiliates	(20,401)	—	(10,780)	—	(31,181)
Impairment of investments	(2,396)	—	—	—	(2,396)
Investment gains	—	—	—	6,654	6,654
Other income	981	778	766	584	3,109

(Loss) income from continuing operations before income taxes	(32,429)	(39,665)	(96,339)	22,131	(146,302)
Less: Provision (benefit) for income taxes	—	—	3	(67,503)	(67,500)

(Loss) income from continuing operations	(32,429)	(39,665)	(96,342)	89,634	(78,802)
Income (loss) from discontinued operations, net of income tax	3,397	139	(1,367)	(16,699)	(14,530)

Net (loss) income	(29,032)	(39,526)	(97,709)	72,935	(93,332)
Less: Net loss attributable to noncontrolling interests	(18,629)	(26,617)	(43,697)	(31,668)	(120,611)

Net (loss) income attributable to BFC	(10,403)	(12,909)	(54,012)	104,603	27,279
Preferred Stock dividends	(188)	(187)	(188)	(187)	(750)

Net (loss) income allocable to common stock	$(10,591)	(13,096)	(54,200)	104,416	26,529

Basic (Loss) Earnings per Common Share
(Loss) earnings per share from continuing operations	$(0.26)	(0.29)	(1.08)	1.35	0.73
Earnings (loss) per share from discontinued operations	0.03	—	(0.01)	(0.17)	(0.26)

Net (loss) earnings per common share	$(0.23)	(0.29)	(1.09)	1.18	0.47

Diluted (Loss) Earnings per Common Share
(Loss) earnings per share from continuing operations	$(0.26)	(0.29)	(1.08)	1.33	0.73
Earnings (loss) per share from discontinued operations	0.03	—	(0.01)	(0.17)	(0.26)

Net (loss) earnings per common share	$(0.23)	(0.29)	(1.09)	1.15	0.47

Basic weighted average number of common shares outstanding	45,114	45,126	49,509	88,795	57,235

Diluted weighted average number of common and common equivalent shares outstanding	45,114	45,126	49,509	89,929	57,235